Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Summary of Related Party Balances Existed with Associate or Joint Venture Businesses

The following related party balances existed with associate or joint venture businesses at 31 December:

Related party balances	€ million 2017	€ million 2016
Trading and other balances due from joint ventures	124	115
Trading and other balances due from/(to) associates	-	-